RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Debt instruments held	$ 191,409,730	$ 182,282,743
Less than 1 year
RISK MANAGEMENT
Debt instruments held	30,626,679	31,944,466
Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	70,361,863	30,404,905
Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	70,364,559	44,883,789
Greater than 5 years
RISK MANAGEMENT
Debt instruments held	20,056,629	75,049,583
Commercial
RISK MANAGEMENT
Debt instruments held	98,659,287	92,768,553
Commercial | Less than 1 year
RISK MANAGEMENT
Debt instruments held	28,123,513	27,697,217
Commercial | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	41,771,863	21,352,300
Commercial | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	28,572,265	17,894,373
Commercial | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	191,646	25,824,663
Commercial | Corporate
RISK MANAGEMENT
Debt instruments held	51,884,404	50,108,427
Commercial | Corporate | Less than 1 year
RISK MANAGEMENT
Debt instruments held	13,684,065	12,377,872
Commercial | Corporate | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	20,537,590	9,593,705
Commercial | Corporate | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	17,508,451	11,229,624
Commercial | Corporate | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	154,298	16,907,226
Commercial | SME
RISK MANAGEMENT
Debt instruments held	13,249,336	12,209,759
Commercial | SME | Less than 1 year
RISK MANAGEMENT
Debt instruments held	3,391,411	3,700,971
Commercial | SME | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	7,109,643	4,384,119
Commercial | SME | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	2,728,364	2,440,766
Commercial | SME | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	19,918	1,683,903
Commercial | Others
RISK MANAGEMENT
Debt instruments held	33,525,547	30,450,367
Commercial | Others | Less than 1 year
RISK MANAGEMENT
Debt instruments held	11,048,037	11,618,374
Commercial | Others | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	14,124,630	7,374,476
Commercial | Others | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	8,335,450	4,223,983
Commercial | Others | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	17,430	7,233,534
Consumer
RISK MANAGEMENT
Debt instruments held	41,055,939	39,700,670
Consumer | Less than 1 year
RISK MANAGEMENT
Debt instruments held	765,768	897,630
Consumer | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	20,447,636	5,275,564
Consumer | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	19,167,121	22,018,610
Consumer | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	675,414	11,508,866
Consumer | Credit card
RISK MANAGEMENT
Debt instruments held	7,610,590	8,079,354
Consumer | Credit card | Less than 1 year
RISK MANAGEMENT
Debt instruments held	136,020	160,807
Consumer | Credit card | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	2,239,661	334,486
Consumer | Credit card | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	5,234,909	7,358,630
Consumer | Credit card | Greater than 5 years
RISK MANAGEMENT
Debt instruments held		225,431
Consumer | Vehicle
RISK MANAGEMENT
Debt instruments held	3,929,299	3,597,969
Consumer | Vehicle | Less than 1 year
RISK MANAGEMENT
Debt instruments held	59,748	66,581
Consumer | Vehicle | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	1,869,431	573,874
Consumer | Vehicle | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	1,999,959	1,439,037
Consumer | Vehicle | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	161	1,518,477
Consumer | Payroll loans
RISK MANAGEMENT
Debt instruments held	7,879,427	7,896,376
Consumer | Payroll loans | Less than 1 year
RISK MANAGEMENT
Debt instruments held		55,448
Consumer | Payroll loans | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held		530,242
Consumer | Payroll loans | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held		1,279,371
Consumer | Payroll loans | Greater than 5 years
RISK MANAGEMENT
Debt instruments held		6,031,315
Consumer | Order of payment
RISK MANAGEMENT
Debt instruments held	7,879,427
Consumer | Order of payment | Less than 1 year
RISK MANAGEMENT
Debt instruments held	56,970
Consumer | Order of payment | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	1,727,593
Consumer | Order of payment | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	5,765,310
Consumer | Order of payment | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	329,554
Consumer | Others
RISK MANAGEMENT
Debt instruments held	21,636,623	20,126,971
Consumer | Others | Less than 1 year
RISK MANAGEMENT
Debt instruments held	513,030	614,794
Consumer | Others | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	14,610,951	3,836,962
Consumer | Others | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	6,166,943	11,941,572
Consumer | Others | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	345,699	3,733,643
Mortgage
RISK MANAGEMENT
Debt instruments held	25,959,112	23,983,283
Mortgage | Less than 1 year
RISK MANAGEMENT
Debt instruments held	50,830	48,937
Mortgage | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	722,804	197,468
Mortgage | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	8,468,455	512,509
Mortgage | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	16,717,023	23,224,369
Mortgage | VIS
RISK MANAGEMENT
Debt instruments held	7,384,737	6,211,385
Mortgage | VIS | Less than 1 year
RISK MANAGEMENT
Debt instruments held	9,161	9,672
Mortgage | VIS | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	182,405	55,493
Mortgage | VIS | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	1,599,498	134,784
Mortgage | VIS | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	5,593,673	6,011,436
Mortgage | Non-VIS
RISK MANAGEMENT
Debt instruments held	18,574,375	17,771,898
Mortgage | Non-VIS | Less than 1 year
RISK MANAGEMENT
Debt instruments held	41,669	39,265
Mortgage | Non-VIS | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	540,399	141,975
Mortgage | Non-VIS | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	6,868,957	377,725
Mortgage | Non-VIS | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	11,123,350	17,212,933
Financial Leases
RISK MANAGEMENT
Debt instruments held	24,503,317	24,550,829
Financial Leases | Less than 1 year
RISK MANAGEMENT
Debt instruments held	1,471,148	3,052,472
Financial Leases | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	6,626,997	2,993,125
Financial Leases | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	13,933,395	4,206,767
Financial Leases | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	2,471,777	14,298,465
Small Business
RISK MANAGEMENT
Debt instruments held	1,232,075	1,279,408
Small Business | Less than 1 year
RISK MANAGEMENT
Debt instruments held	215,420	248,210
Small Business | Between 1 and 3 years
RISK MANAGEMENT
Debt instruments held	792,563	586,448
Small Business | Between 3 and 5 years
RISK MANAGEMENT
Debt instruments held	223,323	251,530
Small Business | Greater than 5 years
RISK MANAGEMENT
Debt instruments held	$ 769	$ 193,220